Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

Note 16 – Subsequent events

On April 16, 2025, the Company closed its firm commitment initial public offering (the “IPO”) of 1,750,000 Shares, at a public offering price of $4.00 per share, for total gross proceeds of $7,000,000, before deducting underwriting discounts, commissions and other related expenses. As of the date of this report, no over-allotment options or warrants are exercised.

On January 24, 2025, the Company entered into a 12-month credit loan agreement with Bank of China Limited, Zhenhai Branch, for the principal amount of RMB 1,500,000 (approximately $205,499) with an annual interest rate of 3.1%. The bank credit loan is jointly guaranteed by Ms. Shasha Chen, Mr. Zhengjun Tao and Ningbo Haoxin.

On February 27, 2025, the Company entered into a 12-month credit loan agreement with Bank of China Limited, Beilun Branch, for the principal amount of RMB 5,000,000 (approximately $684,997) with an annual interest rate of 3.2%. The bank credit loan is jointly guaranteed by Ms. Shasha Chen and Mr. Zhengjun Tao.